29 Equity (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		R$ (6,188,922)	R$ (5,643,467)	R$ (6,870,460)
Additional indexation
Realization by depreciation or write-off assets		(40,481)	(40,481)	(40,678)
Income tax and social contribution		13,764	13,764	13,831
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets		(1,338)	(1,458)	(1,459)
Income tax and social contribution		455	496	496
Fair value adjustments
Accounts receivable		15	(449)
Foreign sales hedge
Exchange rate		(391,262)	(3,129,176)	75,672
Transfer to result		1,652,267	1,259,352	1,186,526
Income tax and social contribution		(399,464)	645,870	(403,691)
Fair value of Cash flow hedge
Change in fair value		(15,928)	(189,068)	883,149
Transfer to result		71,202	37,350	(277,944)
Income tax and social contribution		(19,805)	54,481	(203,187)
Fair value of cash flow hedge from jointly-controlled (RPR)		(978)	(2,329)	3,534
Actuarial loss with post-employment benefits, net of taxes		(109,492)	(1,569)	(8,654)
ILP Plan fair value
Change in fair value		19,763	9,430
Income tax and social contribution		(5,842)	(2,891)
Foreign currency translation adjustment		136,722	801,223	(602)
(Loss) investment gains		(84)
Effect of CPC 42 / IAS 29 - hyperinflation		(3,561)
Ending balance		(5,282,969)	(6,188,922)	(5,643,467)
Deemed Cost and Additional Indexation Of PP&E [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]	151,214	178,893	206,703
Additional indexation
Realization by depreciation or write-off assets	[1]	(40,481)	(40,481)	(40,678)
Income tax and social contribution	[1]	13,764	13,764	13,831
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	[1]	(1,338)	(1,458)	(1,459)
Income tax and social contribution	[1]	455	496	496
ILP Plan fair value
Ending balance	[1]	123,614	151,214	178,893
Fair Value Adjustments of Trade Accounts Recivable [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]	5,957
Fair value adjustments
Accounts receivable	[2]	15	(449)
ILP Plan fair value
Change in fair value	[2]	19,415	9,297
Income tax and social contribution	[2]	(5,842)	(2,891)
Ending balance	[2]	19,545	5,957
Gain (Loss) On Interest In Subsidiary [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]	(9,469)	(9,404)	(9,404)
ILP Plan fair value
(Loss) investment gains	[3]		(65)
Ending balance	[3]	(9,469)	(9,469)	(9,404)
Foreign Sales Hedge [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4]	(7,626,515)	(6,358,242)	(7,105,377)
Foreign sales hedge
Exchange rate	[4]	(507,464)	(3,133,346)	(42,507)
Transfer to result	[4]	1,585,480	1,200,209	1,145,602
Income tax and social contribution	[4]	(344,567)	664,864	(355,960)
ILP Plan fair value
Ending balance	[4]	(6,893,066)	(7,626,515)	(6,358,242)
Fair Value Of Hedge [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4]	(257,508)	(145,267)	(539,518)
Fair value of Cash flow hedge
Change in fair value	[4]	7,150	(196,790)	876,636
Transfer to result	[4]	54,450	26,964	(287,576)
Income tax and social contribution	[4]	(21,703)	59,914	(198,343)
Fair value of cash flow hedge from jointly-controlled (RPR)	[4]	(978)	(2,329)	3,534
ILP Plan fair value
Ending balance	[4]	(218,589)	(257,508)	(145,267)
Defined Benefit Plans Actuarial Gain (Loss) [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[5]	(53,574)	(52,005)	(43,351)
Fair value of Cash flow hedge
Actuarial loss with post-employment benefits, net of taxes	[5]	(109,492)	(1,569)	(8,654)
ILP Plan fair value
Ending balance	[5]	(163,066)	(53,574)	(52,005)
Foreign Currency Translation Adjustment [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[6]	2,166,875	1,220,533	1,169,088
ILP Plan fair value
Foreign currency translation adjustment	[6]	220,228	946,342	51,445
(Loss) investment gains	[6]	(50)
Effect of CPC 42 / IAS 29 - hyperinflation	[6]	(3,561)
Ending balance	[6]	2,383,492	2,166,875	1,220,533
Total Braskem Shareholders Interest [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(5,623,020)	(5,165,492)	(6,321,859)
Additional indexation
Realization by depreciation or write-off assets		(40,481)	(40,481)	(40,678)
Income tax and social contribution		13,764	13,764	13,831
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets		(1,338)	(1,458)	(1,459)
Income tax and social contribution		455	496	496
Fair value adjustments
Accounts receivable		15	(449)
Foreign sales hedge
Exchange rate		(507,464)	(3,133,346)	(42,507)
Transfer to result		1,585,480	1,200,209	1,145,602
Income tax and social contribution		(344,567)	664,864	(355,960)
Fair value of Cash flow hedge
Change in fair value		7,150	(196,790)	876,636
Transfer to result		54,450	26,964	(287,576)
Income tax and social contribution		(21,703)	59,914	(198,343)
Fair value of cash flow hedge from jointly-controlled (RPR)		(978)	(2,329)	3,534
Actuarial loss with post-employment benefits, net of taxes		(109,492)	(1,569)	(8,654)
ILP Plan fair value
Change in fair value		19,415	9,297
Income tax and social contribution		(5,842)	(2,891)
Foreign currency translation adjustment		220,228	946,342	51,445
(Loss) investment gains		(50)	(65)
Effect of CPC 42 / IAS 29 - hyperinflation		(3,561)
Ending balance		(4,757,539)	(5,623,020)	(5,165,492)
Non-controlling Interest In Braskem Idesa [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(565,902)	(477,975)	(548,601)
Foreign sales hedge
Exchange rate		116,202	4,170	118,179
Transfer to result		66,787	59,143	40,924
Income tax and social contribution		(54,897)	(18,994)	(47,731)
Fair value of Cash flow hedge
Change in fair value		(23,078)	7,722	6,513
Transfer to result		16,752	10,386	9,632
Income tax and social contribution		1,898	(5,433)	(4,844)
ILP Plan fair value
Change in fair value		348	133
Foreign currency translation adjustment		(83,506)	(145,119)	(52,047)
(Loss) investment gains		(34)	65
Ending balance		R$ (525,430)	R$ (565,902)	R$ (477,975)

[1]	Transfer to retained earnings as the asset is depreciated or written-off/sold.
[2]	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation. For the ILP Plan, Transfer to retained earnings according to the grace period of the plan.
[3]	Transfer to the income statement when divestment or transfer of control of subsidiary.
[4]	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
[5]	Transfer to retained earnings when the extinction of the plan.
[6]	Transfer to the income statement when write-off of subsidiary abroad.